UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager International Equity Strategies Fund
Institutional Class / CMIEX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.95% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,970,296,357
Total number of portfolio holdings	602
Portfolio turnover for the reporting period	29%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a per cen
tage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SAP SE	2.2%
Roche Holding AG, Genusschein Shares	1.7%
Kering SA	1.5%
Rolls-Royce Holdings PLC	1.4%
Barclays Bank PLC	1.4%
Alstom SA	1.3%
Reckitt Benckiser Group PLC	1.3%
Renesas Electronics Corp.	1.2%
Tencent Holdings Ltd.	1.2%
Samsung Electronics Co., Ltd.	1.2%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Multi-Manager International Equity Strategies Fund | Institutional Class

|

SSR302_08_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager International Equity Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager International Equity Strategies Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Australia 0.8%
Aristocrat Leisure Ltd.	28,084	1,262,429
Aurizon Holdings Ltd.	73,470	148,673
Brambles Ltd.	61,751	805,600
Cochlear Ltd.	27,050	4,367,438
CSL Ltd.	56,200	9,160,185
HUB24 Ltd.	43,302	2,106,642
Northern Star Resources Ltd.	54,300	586,591
Pro Medicus Ltd.	2,621	417,838
Qantas Airways Ltd.(a)	38,413	228,288
REA Group Ltd.	2,294	342,871
Waypoint REIT Ltd.	484,593	727,633
Wesfarmers Ltd.	54,479	2,526,575
Woolworths Group Ltd.	57,010	1,066,353
Total		23,747,116
Austria 0.1%
Erste Group Bank AG	14,525	975,647
Erste Group Bank AG	1,942	130,379
OMV AG	53,190	2,351,498
voestalpine AG	3,988	92,109
Total		3,549,633
Belgium 0.9%
Anheuser-Busch InBev SA/NV	11,068	662,309
Anheuser-Busch InBev SA/NV	347,008	20,767,297
Melexis NV	5,914	351,455
Proximus SADP	131,006	815,028
Syensqo SA	68,516	5,022,077
Total		27,618,166
Brazil 0.7%
MercadoLibre, Inc.(a)	9,738	20,662,770
Canada 3.8%
Agnico Eagle Mines Ltd.	88,019	8,474,469
Alamos Gold, Inc., Class A	43,238	988,421
Alimentation Couche-Tard, Inc.	175,100	8,705,680
Barrick Gold Corp.	376,289	6,679,130
Barrick Gold Corp.	332,300	5,893,774
Common Stocks (continued)
Issuer	Shares	Value ($)
Canadian National Railway Co.	88,500	8,972,649
Canadian Pacific Kansas City Ltd.	419,113	32,645,477
CGI, Inc.	8,116	841,304
CGI, Inc.	61,961	6,420,399
Constellation Software, Inc.	3,147	10,847,759
Lumine Group, Inc.(a),(b)	180,116	4,591,448
Lundin Gold, Inc.	41,067	1,131,454
Shopify, Inc., Class A(a)	111,808	12,522,496
Stella-Jones, Inc.	51,677	2,471,066
TFI International, Inc.	33,869	3,071,445
Total		114,256,971
Cayman Islands 0.0%
Grab Holdings Ltd., Class A(a)	99,759	483,831
China 3.6%
Agricultural Bank of China Ltd., Class H	3,074,000	1,832,513
ANTA Sports Products Ltd.	62,200	698,013
Bank of China Ltd., Class H	796,000	452,269
Bank of Chongqing Co., Ltd., Class H	268,500	214,022
Bank of Communications Co., Ltd., Class H	1,176,000	997,718
BOC Hong Kong Holdings Ltd., ADR	1,635	115,872
Bosideng International Holdings Ltd.	740,000	360,720
BYD Co., Ltd., Class H	3,500	167,723
China CITIC Bank Corp., Ltd., Class H	600,000	442,023
China Communications Services Corp., Ltd., Class H	264,000	162,002
China Construction Bank Corp., Class H	1,698,000	1,440,531
China Eastern Airlines Corp., Ltd., Class H(a)	2,814,000	959,337
China Galaxy Securities Co., Ltd., Class H	2,090,000	2,116,498
China Life Insurance Co., Ltd., Class H	279,000	537,744
China Merchants Securities Co., Ltd., Class H	137,200	258,525
China Minsheng Banking Corp. Ltd., Class H	553,500	263,694
China Railway Signal & Communication Corp., Ltd., Class H	807,000	346,581
China Taiping Insurance Holdings Co., Ltd.	275,000	405,677
China Zheshang Bank Co., Ltd., Class H	1,354,000	414,363
CIMC Enric Holdings Ltd.	176,000	155,259
CSPC Pharmaceutical Group Ltd.	758,000	459,787
Datang International Power Generation Co., Ltd., Class H	924,000	171,263
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dongfang Electric Corp., Ltd., Class H	728,000	901,599
Everbright Securities Co., Ltd., Class H	1,101,400	1,091,865
Futu Holdings Ltd., ADR	13,410	1,464,238
GF Securities Co., Ltd.	87,800	116,331
H World Group Ltd.	20,700	73,892
Haier Smart Home Co., Ltd., Class H	123,200	394,630
Hisense Home Appliances Group Co., Ltd., Class H	14,000	47,464
Industrial & Commercial Bank of China Ltd., Class H	4,740,000	3,356,739
JD Logistics, Inc.(a),(b)	937,200	1,679,607
JD.com, Inc., Class A	15,850	331,441
Kingdee International Software Group Co., Ltd.(a)	841,000	1,381,950
Kweichow Moutai Co., Ltd., Class A	17,200	3,558,549
Li Ning Co., Ltd.	1,136,500	2,502,309
Livzon Pharmaceutical Group, Inc., Class H	58,700	191,238
Meituan, ADR(a)	7,974	333,792
Meituan, Class B(a)	180,270	3,763,865
Midea Group Co., Ltd.	546,800	5,484,367
NetEase, Inc.	38,300	762,531
NetEase, Inc., ADR	529	52,752
Orient Securities Co., Ltd., Class H	2,672,000	1,745,957
Ping An Insurance Group Co. of China Ltd., Class H	1,724,500	10,221,555
Pop Mart International Group, Ltd.(b)	63,400	852,277
Postal Savings Bank of China Co., Ltd.	4,212,000	2,675,544
Shanghai Baosight Software Co., Ltd., Class B	873,577	1,557,362
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	115,400	174,798
Shenwan Hongyuan Group Co., Ltd., Class H	3,059,200	931,564
Silergy Corp.	230,000	3,102,276
Simcere Pharmaceutical Group Ltd.(b)	708,000	723,403
SITC International Holdings Co., Ltd.	61,000	146,832
Tencent Holdings Ltd.	561,100	34,533,755
Tencent Music Entertainment Group, ADR	559,208	6,816,745
Tuya, Inc.	2,897	9,850
Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H	316,500	790,612
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	3,424,329
Total		108,168,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 1.9%
Ambu A/S	119,531	2,198,323
AP Moller - Maersk A/S, Class A	139	241,276
AP Moller - Maersk A/S, Class B	228	401,125
Coloplast A/S, Class B	68,500	7,294,929
Danske Bank A/S	32,039	1,077,575
Demant A/S(a)	144,862	5,214,751
DFDS A/S	75,852	1,084,419
DSV A/S	56,987	11,453,914
Novo Nordisk A/S, Class B	183,033	16,604,132
Novonesis (Novozymes), Class B	132,717	8,033,508
Pandora A/S	4,111	726,000
Rockwool International A/S, Class B	358	141,496
Svitzer Group A/S(a)	170	5,002
Vestas Wind Systems A/S(a)	47,080	663,061
Total		55,139,511
Finland 1.1%
KONE OYJ, Class B	253,845	14,328,331
Nokia OYJ	233,429	1,121,480
Nokia OYJ(a)	50,024	240,106
Nokia OYJ, ADR	3,216,673	15,440,030
Nordea Bank	77,463	1,019,604
Nordea Bank Abp	8,613	113,357
Orion Oyj, Class B	4,894	275,439
Sampo OYJ, Class A	108,865	955,908
Wartsila OYJ	23,753	452,027
Total		33,946,282
France 11.2%
Air Liquide SA	58,900	10,808,183
Airbus Group SE	20,373	3,530,300
Airbus SE, ADR	5,330	231,375
Alstom SA(a)	1,796,606	39,439,129
AXA SA	364,118	14,236,425
BNP Paribas SA	437,455	33,151,356
BNP Paribas SA, ADR	40,121	1,509,954
Bollore SA	86,606	524,596
Bouygues SA	8,912	305,201
Carrefour SA	176,725	2,346,881
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cie de Saint-Gobain SA	216,349	21,650,648
Credit Agricole SA	49,343	822,684
Danone SA	194,648	13,891,406
Dassault Aviation SA	927	237,469
Dassault Systemes SE	465,106	18,443,576
Edenred SE	212,385	6,760,134
Engie SA	312,746	5,594,806
Fonciere Des Regions	17,379	946,893
Gecina SA	2,205	206,693
Hermes International SCA	5,572	15,904,901
ICADE	65,364	1,525,817
Kering SA	154,141	43,188,290
Klepierre	9,781	310,752
L’Oreal SA	32,800	12,059,430
LVMH Moet Hennessy Louis Vuitton SE	32,466	23,458,630
Mercialys SA	16,580	183,600
Nexans SA	25,829	2,692,845
Orange SA	94,599	1,133,598
Renault SA	8,879	461,384
Safran SA	16,631	4,354,585
Sanofi SA	207,047	22,621,384
Sartorius Stedim Biotech	13,627	2,836,598
Societe Generale SA	244,722	10,024,392
Sodexo SA	106,948	8,215,293
TotalEnergies SE	157,800	9,514,280
Total		333,123,488
Germany 9.4%
Adidas AG	41,125	10,511,990
Adidas AG, ADR	18,052	2,303,345
Allianz SE, Registered Shares	77,874	26,669,555
Auto1 Group SE(a),(b)	67,188	1,623,245
Bayerische Motoren Werke AG	14,343	1,246,921
BioNTech SE, ADR(a)	24,714	2,790,705
Continental AG	5,196	372,778
CTS Eventim AG & Co. KGaA	2,732	299,979
Daimler AG, ADR	216,058	3,330,534
Deutsche Bank AG, Registered Shares	74,223	1,601,427
Deutsche Bank AG, Registered Shares	20,271	435,624
Deutsche Boerse AG	56,771	14,807,160
Common Stocks (continued)
Issuer	Shares	Value ($)
Deutsche Lufthansa AG, Registered Shares	28,503	204,130
Deutsche Post AG	47,556	1,859,351
Deutsche Post AG, ADR	16,226	635,004
Deutsche Telekom AG, ADR	10,233	370,537
Deutsche Telekom AG, Registered Shares	667,105	24,074,022
Douglas AG(a)	29,049	494,777
E.ON SE	524,030	6,683,787
Fielmann Group AG	5,175	221,854
Fresenius Medical Care AG	9,062	439,482
GEA Group AG	6,752	391,665
Heidelberg Materials AG	42,419	6,378,971
Henkel AG & Co. KGaA	4,486	342,467
Infineon Technologies AG	895,149	33,203,858
Krones AG	5,227	712,194
Mercedes-Benz Group AG, Registered Shares	84,976	5,284,738
Merck KGaA	62,100	8,818,482
MTU Aero Engines AG	2,502	871,793
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	20,012	11,341,748
Nemetschek SE	8,349	978,948
Puma SE	4,983	149,106
Rational AG	6,418	5,791,553
Rheinmetall AG	10,826	11,433,495
SAP SE	237,317	65,855,804
SAP SE, ADR	34,511	9,490,525
Scout24 SE	116,535	11,398,522
Siemens Energy AG(a)	72,156	4,149,442
TUI AG(a)	33	240
Volkswagen AG	876	97,166
Zalando SE(a)	11,008	396,494
Total		278,063,418
Hong Kong 2.1%
AIA Group Ltd.	3,192,200	24,510,952
AIA Group Ltd., ADR	43,716	1,340,988
ASMPT Ltd.	116,300	914,547
BOC Hong Kong Holdings Ltd.	1,068,000	3,764,712
CK Asset Holdings Ltd.	88,000	383,248
CK Hutchison Holdings Ltd.	245,500	1,227,631
CK Infrastructure Holdings Ltd.	30,000	206,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CLP Holdings Ltd.	359,000	2,974,354
Cowell E Holdings, Inc.(a)	222,000	857,520
Galaxy Entertainment Group Ltd.	100,000	411,286
Hang Seng Bank Ltd.	100,900	1,417,088
HKT Trust & HKT Ltd.	174,000	223,158
Hong Kong Exchanges and Clearing Ltd.	190,100	8,569,329
Hongkong Land Holdings Ltd.	52,000	235,379
Jardine Matheson Holdings Ltd.	154,800	6,188,074
Link REIT (The)	424,000	1,927,117
MTR Corp.	82,500	270,203
Plover Bay Technologies Ltd.	448,000	301,335
Power Assets Holdings Ltd.	314,000	2,128,751
Sands China Ltd.(a)	1,296,800	2,972,767
Sun Hung Kai Properties Ltd.	73,500	691,746
Swire Pacific Ltd., Class A	18,500	153,551
Techtronic Industries Co., Ltd.	79,500	1,112,579
WH Group Ltd.	418,000	341,537
Wharf Real Estate Investment Co., Ltd.	75,000	195,425
Total		63,319,385
India 0.7%
HDFC Bank Ltd., ADR	148,647	9,159,628
ICICI Lombard General Insurance Co., Ltd.	246,278	4,770,136
Reliance Industries Ltd., GDR(b)	118,372	6,463,111
Total		20,392,875
Ireland 0.9%
AerCap Holdings NV	9,016	929,550
AIB Group PLC	111,684	784,536
AIB Group PLC	18,870	130,551
Bank of Ireland Group PLC	65,569	774,565
Cairn Homes PLC	184,263	413,830
Kingspan Group PLC	116,085	9,545,301
Ryanair Holdings PLC, ADR	308,823	14,987,180
Total		27,565,513
Israel 0.4%
Bank Hapoalim BM	63,226	862,793
Bank Leumi Le-Israel BM	80,660	1,069,587
Check Point Software Technologies Ltd.(a)	17,156	3,778,781
CyberArk Software Ltd.(a)	2,122	772,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Elbit Systems Ltd.	864	262,818
Elbit Systems Ltd.	353	109,780
ICL Group Ltd.	9,396	56,658
Israel Chemicals Ltd.	25,037	151,746
Israel Discount Bank Ltd.	60,219	465,376
Mizrahi Tefahot Bank Ltd.	7,805	366,142
Monday.com Ltd.(a)	10,412	3,089,969
NiCE Ltd.(a)	2,787	386,516
Wix.com Ltd.(a)	2,551	511,960
Total		11,884,216
Italy 4.2%
Azimut Holding SpA	102,968	2,801,630
Banca Generali SpA	142,772	7,436,739
Banca IFIS SpA	11,623	262,927
Banca Mediolanum SpA	21,469	304,119
Banca Popolare dell’Emilia Romagna SC	47,335	361,566
Banco BPM SpA	61,125	612,257
Enav SpA	442,431	1,548,687
Enel SpA	2,813,613	20,604,167
ENI SpA	107,332	1,554,522
Ferrari NV	17,450	8,205,932
FinecoBank Banca Fineco SpA	518,059	9,699,730
Generali	674,505	22,266,944
Infrastrutture Wireless Italiane SpA	47,972	480,445
Intesa Sanpaolo SpA	1,012,972	4,991,869
Intesa Sanpaolo SpA ADR	6,214	183,002
Leonardo SpA, ADR	5,676	117,635
Leonardo-Finmeccanica SpA	19,522	787,352
Mediobanca Banca di Credito Finanziario SpA	23,525	419,350
Moncler SpA	15,121	1,039,611
Nexi SpA(a)	24,021	125,978
Poste Italiane SpA	240,231	3,877,494
Prysmian SpA	33,144	1,971,812
Recordati Industria Chimica e Farmaceutica SpA	101,700	5,745,904
Reply SpA	1,681	270,483
Technoprobe SpA(a)	312,127	1,872,152
Telecom Italia SpA(a)	478,761	134,840
UniCredit SpA	496,142	26,172,124
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unipol Gruppo SpA	18,293	273,238
Total		124,122,509
Japan 15.4%
Advantest Corp.	71,500	4,006,643
AGC, Inc.	9,300	279,052
Aisin Corp.	24,900	295,091
Alfresa Holdings Corp.	10,800	143,746
ANA Holdings, Inc.	6,100	115,745
Asics Corp.	101,000	2,261,674
Astellas Pharma, Inc.	84,000	817,082
Bandai Namco Holdings, Inc.	34,600	1,154,919
B-R31 Ice Cream Co., Ltd.	47,600	1,265,736
Brother Industries Ltd.	33,000	637,338
Canon, Inc.	255,700	8,655,948
Capcom Co., Ltd.	230,500	5,719,650
Central Japan Railway Co.	39,400	775,385
Chubu Electric Power Co., Inc.	31,600	333,942
Dai-ichi Life Holdings, Inc.	43,500	1,289,839
Daiichi Sankyo Co., Ltd.	87,400	2,012,013
Daikin Industries Ltd.	77,300	8,092,933
Daikokutenbussan Co., Ltd.	15,800	680,616
Daiwa Securities Group, Inc.	66,300	467,317
Don Quijote Holdings Co., Ltd.	17,800	474,207
Electric Power Development Co., Ltd.	63,800	1,095,109
ENEOS Holdings, Inc.	137,100	735,516
FANUC Corp.	1,144,250	32,940,111
Fast Retailing Co., Ltd.	23,700	7,233,488
FCC Co., Ltd.	3,600	75,638
Fuji Electric Co., Ltd.	6,400	285,393
FUJIFILM Holdings Corp.	96,300	1,959,917
Fujitsu Ltd.	858,100	16,552,637
Furukawa Electric Co., Ltd.	84,300	3,560,711
Hankyu Hanshin Holdings, Inc.	10,700	279,593
Hogy Medical Co., Ltd.	21,700	692,098
Honda Motor Co., Ltd.	195,500	1,818,669
Hoya Corp.	89,100	10,461,130
Hyakujushi Bank Ltd. (The)	11,500	253,599
Idemitsu Kosan Co., Ltd.	45,000	305,742
Inpex Corp.	1,039,000	13,167,602
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Holdings Corp.	9,400	261,504
Japan Exchange Group, Inc.	63,200	672,241
Japan Post Bank Co., Ltd.	246,000	2,483,086
Japan Post Holdings Co., Ltd.	302,300	3,226,548
Japan Post Insurance Co., Ltd.	78,800	1,535,854
Kansai Electric Power Co., Inc. (The)	43,400	502,209
Kao Corp.	23,100	993,888
KDDI Corp.	126,700	4,131,905
Keyence Corp.	42,100	16,792,744
Kintetsu Department Store Co., Ltd.	149,600	2,184,990
Kobe Bussan Co., Ltd.	6,200	137,028
Koei Tecmo Holdings Co., Ltd.	3,800	51,217
Konami Holdings Corp.	12,400	1,514,070
Kyocera Corp.	62,400	694,234
Kyowa Hakko Kirin Co., Ltd.	11,900	168,548
Makita Corp.	11,700	383,882
Mazda Motor Corp.	25,300	170,072
McDonald’s Holdings Co. Japan Ltd.	4,900	185,514
MISUMI Group, Inc.	298,700	4,882,918
Mitsubishi Electric Corp.	85,000	1,319,399
Mitsubishi Heavy Industries Ltd.	158,800	2,132,434
Money Forward, Inc.(a)	130,800	3,506,889
MonotaRO Co., Ltd	340,380	5,718,070
MS&AD Insurance Group Holdings, Inc.	406,500	8,548,998
Murata Manufacturing Co., Ltd.	1,052,400	18,003,203
Nexon Co., Ltd.	76,200	1,031,371
Nidec Corp.	167,588	3,021,250
Nihon M&A Center Holdings, Inc.	1,050,600	4,125,424
Nihon Unisys Ltd.	20,000	574,174
Nintendo Co., Ltd.	408,750	30,515,973
Nintendo Co., Ltd., ADR	9,322	173,063
Nippon Express Holdings, Inc.	9,600	170,055
Nippon Telegraph & Telephone Corp.	9,257,800	8,962,907
Nippon Telegraph & Telephone Corp., ADR	2,898	70,219
Nissin Foods Holdings Co., Ltd.	9,300	188,029
Nitori Co., Ltd.	4,100	419,578
Nomura Holdings, Inc.	137,100	893,202
Nomura Research Institute Ltd.	81,600	2,681,097
Obic Co., Ltd.	230,100	6,612,142
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Olympus Corp.	462,800	6,348,639
Oracle Corp. Japan	6,400	610,123
ORIX Corp.	57,600	1,196,182
Osaka Gas Co., Ltd.	86,300	1,987,639
Otsuka Corp.	11,700	255,711
Otsuka Holdings Co., Ltd.	21,400	1,048,999
PAL GROUP Holdings Co., Ltd.	59,200	1,216,672
Panasonic Holdings Corp.	106,800	1,320,876
Press Kogyo Co., Ltd.	149,800	576,093
Rakus Co., Ltd.	160,800	2,042,235
Recruit Holdings Co., Ltd.	99,700	5,943,161
Renesas Electronics Corp.	2,112,100	35,264,686
Ricoh Co., Ltd.	24,400	265,230
San-Ai Obbli Co., Ltd.	38,500	449,684
Sanshin Electronics Co., Ltd.	4,100	56,264
SCSK Corp.	54,800	1,369,380
Seiko Epson Corp.	176,800	2,997,608
Sekisui Chemical Co., Ltd.	17,500	298,589
Shikoku Electric Power Co., Inc.	86,700	668,770
Shimadzu Corp.	169,700	4,497,190
Shimano, Inc.	32,333	4,387,422
Shin-Etsu Chemical Co., Ltd.	253,100	7,631,058
Shionogi & Co., Ltd.	35,400	530,317
Shizuoka Financial Group, Inc.	20,100	204,200
SMC Corp.	76,988	27,878,722
Sompo Holdings, Inc.	420,100	12,507,303
Sony Group Corp.	550,615	13,774,346
Sumitomo Mitsui Financial Group, Inc.	54,200	1,379,783
Sumitomo Mitsui Trust Holdings, Inc.	9,800	251,350
Suntory Beverage & Food Ltd.	44,100	1,413,615
Suzuken Co., Ltd.	36,300	1,152,108
Sysmex Corp.	477,200	8,679,055
T&D Holdings, Inc.	24,200	509,211
Takeda Pharmaceutical Co., Ltd.	405,300	11,695,864
TBS Holdings, Inc.	2,300	63,137
Terumo Corp.	475,100	8,483,333
Toei Co., Ltd.	9,000	302,398
Toho Co., Ltd.	5,700	269,395
Tokio Marine Holdings, Inc.	92,000	3,276,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electric Power Co. Holdings, Inc.(a)	72,200	185,284
Tokyo Electron Ltd.	22,500	3,364,565
Tokyo Gas Co., Ltd.	90,500	2,852,088
Tokyu Corp.	39,000	450,391
TOTO Ltd.	17,800	465,537
Toyota Tsusho Corp.	29,100	488,100
Trend Micro, Inc.	6,000	441,449
Tsubakimoto Chain Co.	18,600	237,334
Unicharm Corp.	58,200	437,084
United Arrows Ltd.	50,100	717,039
Yahoo! Japan Corp.	312,800	1,055,887
Yakult Honsha Co., Ltd.	11,900	239,456
Yaskawa Electric Corp.	10,900	295,175
Yokogawa Electric Corp.	11,400	218,562
Yonex Co., Ltd.	20,700	321,221
Zensho Holdings Co., Ltd.	4,300	217,693
Zuken, Inc.	69,200	2,123,339
Total		457,448,545
Jordan 0.0%
Hikma Pharmaceuticals PLC	3,030	82,620
Kazakhstan 0.2%
Kaspi.KZ JSC, ADR	47,999	5,027,415
Luxembourg 0.6%
ArcelorMittal SA	607,993	17,363,134
Eurofins Scientific SE	6,517	327,416
Total		17,690,550
Netherlands 5.8%
ABN AMRO Bank NV	43,930	832,996
Adyen NV(a)	6,577	12,005,678
Adyen NV, ADR(a)	55,625	1,003,475
Aegon Ltd.	67,592	427,957
Akzo Nobel NV	407,488	25,175,645
ASM International NV	2,266	1,233,289
ASML Holding NV	31,515	22,415,718
ASML Holding NV	6,936	4,918,179
ASR Nederland NV	7,414	393,403
EQT AB	17,616	548,562
Euronext NV	540	68,221
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
EXOR NV	68,265	6,650,902
Heineken NV	145,580	12,297,401
IMCD NV	45,926	6,815,671
ING Groep NV	1,047,604	18,650,006
ING Groep NV ADR	602,962	10,690,516
Koninklijke Philips NV(a)	778,079	20,251,865
NN Group NV	13,326	675,691
Topicus.com, Inc.	66,839	6,467,456
Universal Music Group NV	397,500	11,059,994
Wolters Kluwer NV	52,469	8,069,075
Wolters Kluwer NV, ADR	2,103	320,918
Total		170,972,618
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	14,925	283,434
Xero Ltd.(a)	7,299	782,890
Total		1,066,324
Norway 0.2%
Aker BP ASA	14,658	303,999
Aker Carbon Capture ASA(a)	1,142,629	745,061
DNB Bank ASA	34,916	805,646
Equinor ASA	42,526	987,617
Equinor ASA, ADR	96,750	2,262,982
Kongsberg Gruppen ASA	4,174	507,784
Norsk Hydro ASA	64,467	380,819
Telenor ASA	34,505	446,657
Total		6,440,565
Panama 0.1%
Copa Holdings SA, Class A	35,529	3,299,934
Portugal 0.0%
Galp Energia SGPS SA	21,373	352,450
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(f)	5	—
Rosneft Oil Co. PJSC(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(c),(d),(e),(f),(g)	436,630	—
Total		0
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.9%
CapitaLand Ascendas REIT	4,515,600	8,605,963
Genting Singapore Ltd.	251,800	136,349
Oversea-Chinese Banking Corp., Ltd.	111,000	1,417,310
Singapore Exchange	43,400	433,152
Singapore Technologies Engineering Ltd.	73,000	292,518
Singapore Telecommunications Ltd.	1,269,000	3,200,904
STMicroelectronics NV	14,506	363,454
STMicroelectronics NV	20,772	518,793
United Overseas Bank Ltd.	427,200	12,102,007
Total		27,070,450
South Africa 0.2%
Discovery Ltd.	682,399	7,547,603
South Korea 2.1%
Coupang, Inc., Class A(a)	235,756	5,587,417
Hana Financial Group, Inc.	44,584	1,818,156
Samsung Electronics Co., Ltd.	922,036	34,502,955
Samsung Electronics Co., Ltd. GDR	10,528	9,956,397
Samsung Fire and Marine	12,281	3,215,540
Shinhan Financial Group Co., Ltd.	188,870	5,973,786
Total		61,054,251
Spain 2.1%
ACS Actividades de Construccion y Servicios SA	8,213	438,624
Aedas Homes SAU	18,891	541,845
Amadeus IT Group SA, ADR	2,944	220,918
Amadeus IT Group SA, Class A	247,378	18,680,714
Banco Bilbao Vizcaya Argentaria SA	282,661	3,746,966
Banco Bilbao Vizcaya Argentaria SA, ADR	37,847	500,716
Banco de Sabadell SA	255,559	701,095
Banco Santander SA	780,667	5,011,225
Banco Santander SA	3,939	25,328
Banco Santander SA, ADR	86,717	553,254
Bankinter SA	189,947	1,832,327
CaixaBank SA	781,597	5,394,042
Industria de Diseno Textil SA	355,073	19,080,609
Mapfre SA	150,458	420,660
Repsol SA	317,486	4,043,864
Total		61,192,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.6%
Alfa Laval AB	13,175	569,391
Atlas Copco AB, Class B	1,287,859	19,237,605
Essity AB, Class B	29,225	804,229
Evolution AB	8,602	657,572
Evolution AB, ADR	9,092	695,947
Getinge AB, Series CPO	10,981	217,088
H & M Hennes & Mauritz AB	107,728	1,444,497
Hexagon AB, Class B	92,902	1,071,326
Industrivarden AB, Class A	10,216	386,387
Industrivarden AB, Class C	52,755	1,996,446
Investor AB, Class A	7,666	227,854
Investor AB, Class B	230,365	6,859,121
L E Lundbergforetagen AB, Class B	3,981	198,626
MIPS AB	48,251	2,192,052
Sandvik AB	14,501	315,341
Skandinaviska Enskilda Banken AB, Class A	73,021	1,173,472
Svenska Handelsbanken AB, Class A	67,757	851,127
Swedbank AB, Class A	39,473	949,582
Tele2 AB, Class B	97,516	1,156,376
Telefonaktiebolaget LM Ericsson, ADR	685,421	5,647,869
Telefonaktiebolaget LM Ericsson, Class B	134,977	1,110,153
Telia Co. AB	112,351	365,213
Trelleborg AB, Class B	9,579	373,251
Total		48,500,525
Switzerland 5.2%
ABB Ltd.	110,610	5,962,303
ABB Ltd.	16,996	910,992
ABB Ltd., ADR	14,700	788,802
Adecco Group AG, Registered Shares	7,049	191,846
Alcon, Inc.	10,806	1,008,199
Alcon, Inc.	11,444	1,058,570
Cie Financiere Richemont SA, Class A, Registered Shares	118,172	24,214,983
Coca-Cola HBC AG(a)	10,007	424,055
DSM-Firmenich AG	1,274	136,524
Geberit AG	2,463	1,448,326
Holcim AG, Registered Shares(a)	24,480	2,683,523
Julius Baer Group Ltd.	140,340	9,470,798
Common Stocks (continued)
Issuer	Shares	Value ($)
Kuehne & Nagel International AG	31,570	7,283,175
Logitech International SA	54,694	5,411,424
Logitech International SA	107,269	10,629,381
Lonza Group AG, Registered Shares	15,180	9,638,495
Nestlé SA, Registered Shares	74,779	7,218,688
Novartis AG, Registered Shares	86,700	9,434,683
Schindler Holding AG	4,822	1,480,424
Schindler Holding AG, Registered Shares	1,423	419,455
SGS SA, Registered Shares	104,142	10,706,388
Sonova Holding AG	3,907	1,257,437
Straumann Holding AG, Registered Shares	5,610	763,926
Swatch Group AG (The)	49,057	9,553,362
Swatch Group AG (The), Registered Shares	2,441	93,000
Swiss Life Holding AG, Registered Shares	3,367	2,945,004
Temenos AG, Registered Shares	5,885	484,683
UBS AG	181,450	6,287,214
UBS Group AG, Registered Shares	50,449	1,729,896
VAT Group AG	18,470	6,990,628
VZ Holding AG	3,007	507,567
Zurich Insurance Group AG	18,779	12,407,085
Total		153,540,836
Taiwan 1.8%
Sea Ltd. ADR(a)	99,517	12,665,528
Taiwan Semiconductor Manufacturing Co., Ltd.	742,400	22,643,954
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	97,200	17,547,516
Total		52,856,998
United Kingdom 16.0%
Admiral Group PLC	18,751	679,857
AJ Bell PLC	202,711	1,085,468
Associated British Foods PLC	15,967	381,971
AstraZeneca PLC	215,705	32,635,866
AstraZeneca PLC	13,447	2,037,895
AstraZeneca PLC, ADR	54,493	4,152,912
Auto Trader Group PLC	42,476	416,924
Aviva PLC	137,740	947,716
B&M European Value Retail SA	705,546	2,477,154
BAE Systems PLC, ADR	448	32,854
Barclays Bank PLC	10,479,082	41,364,795
Barclays Bank PLC, ADR	171,871	2,722,437
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkeley Group Holdings PLC	168,568	7,670,540
BP PLC	5,849,438	32,185,686
BP PLC, ADR	366,045	12,123,410
British American Tobacco PLC	351,124	13,629,162
British American Tobacco, ADR	229,014	8,915,515
BT Group PLC	293,899	592,607
Compass Group PLC	554,981	19,427,657
Compass Group PLC, ADR	4,555	159,767
Diageo PLC	950,828	26,033,117
Experian PLC	426,354	20,310,297
Gamma Communications PLC	7,666	127,288
Hiscox Ltd.	17,718	264,329
HSBC Holdings PLC	76,000	891,489
HSBC Holdings PLC, ADR	85,004	5,092,590
IG Group Holdings PLC	260,655	3,135,451
Informa PLC	63,348	689,080
International Consolidated Airlines Group SA	79,751	348,498
Kingfisher PLC	3,111,399	9,718,225
Legal & General Group PLC	3,419,391	10,588,315
Lloyds Banking Group PLC	7,608,147	7,061,686
London Stock Exchange Group PLC, ADR	10,243	387,237
NatWest Group PLC	596,286	3,613,483
OSB Group PLC	40,593	229,387
Oxford Nanopore Technologies PLC(a)	582,781	825,448
Prudential PLC	2,652,258	24,417,605
Prudential PLC, ADR	15,436	283,868
Quilter PLC(b)	205,951	388,523
Quilter PLC(b)	226,122	431,209
Reckitt Benckiser Group PLC	578,018	38,257,522
RELX PLC	122,092	5,900,509
RELX PLC	281,254	13,581,606
RELX PLC, ADR	50,574	2,446,264
Rio Tinto PLC	148,986	9,002,164
Rolls-Royce Holdings PLC(a)	4,521,153	42,681,526
Sage Group PLC (The)	428,083	6,861,742
Sage Group PLC (The), ADR	7,170	460,350
Segro PLC	1,057,806	9,405,494
Smith & Nephew PLC	492,938	7,155,254
Standard Chartered PLC	901,642	14,516,701
Common Stocks (continued)
Issuer	Shares	Value ($)
Standard Chartered PLC	56,800	896,486
Unilever PLC	129,600	7,343,251
Vodafone Group PLC	4,132,412	3,648,464
Vodafone Group PLC, ADR	1,513,229	13,331,548
Total		473,966,199
United States 3.8%
Carnival Corp.(a)	484,414	11,592,027
CRH PLC	136,247	13,990,584
GSK PLC	1,314,858	24,261,698
Roche Holding AG, Genusschein Shares	155,074	51,644,345
Spotify Technology SA(a)	17,657	10,735,632
Total		112,224,286
Total Common Stocks (Cost $2,523,102,487)		2,906,378,192

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
Supranational 0.1%
iShares MSCI Eurozone ETF	54,264	2,842,891
United States 0.1%
iShares Core MSCI EAFE ETF	34,496	2,600,308
Total Exchange-Traded Equity Funds (Cost $5,211,260)		5,443,199

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
BMW AG	1,134	92,720
Porsche AG	8,673	509,703
Porsche Automobil Holding SE	7,190	279,850
Volkswagen AG	67,423	7,268,415
Total		8,150,688
Total Preferred Stocks (Cost $9,888,931)		8,150,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(f) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(h),(i)	42,332,530	42,328,297
Total Money Market Funds (Cost $42,322,350)		42,328,297
Total Investments in Securities (Cost $2,580,525,028)		2,962,300,376
Other Assets & Liabilities, Net		7,995,981
Net Assets		$2,970,296,357
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $16,752,823, which represents 0.56% of total net assets.

(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/20-06/10/21	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/19-08/16/21	2,020,100	4,978,804	—
Lukoil PJSC	03/30/20-12/29/21	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/19-08/16/21	5	123	—
Rosneft Oil Co. PJSC	03/31/20-03/16/21	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/21-04/08/21	436,630	1,642,454	—
			15,994,332	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at February 28, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	43,727,648	401,535,329	(402,936,788)	2,108	42,328,297	1,353	931,277	42,332,530
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	23,747,116	—	23,747,116
Austria	—	3,549,633	—	3,549,633
Belgium	662,309	26,955,857	—	27,618,166
Brazil	20,662,770	—	—	20,662,770
Canada	114,256,971	—	—	114,256,971
Cayman Islands	483,831	—	—	483,831
China	14,735,728	93,432,424	—	108,168,152
Denmark	—	55,139,511	—	55,139,511
Finland	15,680,136	18,266,146	—	33,946,282
France	8,215,293	324,908,195	—	333,123,488
Germany	12,716,854	265,346,564	—	278,063,418
Hong Kong	153,551	63,165,834	—	63,319,385
India	15,622,739	4,770,136	—	20,392,875
Ireland	16,461,111	11,104,402	—	27,565,513
Israel	8,319,238	3,564,978	—	11,884,216
Italy	—	124,122,509	—	124,122,509
Japan	—	457,448,545	—	457,448,545
Jordan	—	82,620	—	82,620
Kazakhstan	5,027,415	—	—	5,027,415
Luxembourg	—	17,690,550	—	17,690,550
Netherlands	22,076,151	148,896,467	—	170,972,618
New Zealand	—	1,066,324	—	1,066,324
Norway	2,709,639	3,730,926	—	6,440,565
Panama	3,299,934	—	—	3,299,934
Portugal	—	352,450	—	352,450
Russian Federation	—	—	0 *	0 *
Singapore	—	27,070,450	—	27,070,450
South Africa	7,547,603	—	—	7,547,603
South Korea	5,587,417	55,466,834	—	61,054,251
Spain	1,595,815	59,596,372	—	61,192,187
Sweden	6,013,082	42,487,443	—	48,500,525
Switzerland	8,199,890	145,340,946	—	153,540,836
Taiwan	30,213,044	22,643,954	—	52,856,998
United Kingdom	50,716,818	423,249,381	—	473,966,199
United States	22,327,659	89,896,627	—	112,224,286
Total Common Stocks	393,284,998	2,513,093,194	0 *	2,906,378,192
Exchange-Traded Equity Funds	5,443,199	—	—	5,443,199
Preferred Stocks
Germany	—	8,150,688	—	8,150,688
Total Preferred Stocks	—	8,150,688	—	8,150,688
Warrants
Canada	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Money Market Funds	42,328,297	—	—	42,328,297
Total Investments in Securities	441,056,494	2,521,243,882	0 *	2,962,300,376

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,538,202,678)	$2,919,972,079
Affiliated issuers (cost $42,322,350)	42,328,297
Foreign currency (cost $5,347,192)	5,342,715
Receivable for:
Investments sold	11,628,518
Capital shares sold	1,138,911
Dividends	4,447,084
Foreign tax reclaims	9,581,529
Prepaid expenses	10,350
Deferred compensation of board members	76,192
Other assets	7,791
Total assets	2,994,533,466
Liabilities
Due to custodian	525
Payable for:
Investments purchased	21,822,267
Capital shares redeemed	1,870,573
Management services fees	62,534
Transfer agent fees	281,012
Compensation of chief compliance officer	236
Compensation of board members	2,970
Other expenses	54,858
Deferred compensation of board members	142,134
Total liabilities	24,237,109
Net assets applicable to outstanding capital stock	$2,970,296,357
Represented by
Paid in capital	2,592,336,883
Total distributable earnings (loss)	377,959,474
Total - representing net assets applicable to outstanding capital stock	$2,970,296,357
Institutional Class
Net assets	$2,970,296,357
Shares outstanding	241,204,601
Net asset value per share	$12.31
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$21,408,097
Dividends — affiliated issuers	931,277
European Union tax reclaim	1,138,302
Foreign taxes withheld	(1,676,388)
Total income	21,801,288
Expenses:
Management services fees	10,375,437
Transfer agent fees
Institutional Class	1,821,855
Custodian fees	209,458
Printing and postage fees	114,641
Registration fees	49,554
Accounting services fees	18,302
Legal fees	25,021
Compensation of chief compliance officer	236
Compensation of board members	19,085
Deferred compensation of board members	7,916
Other	131,128
Total expenses	12,772,633
Net investment income	9,028,655
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	85,173,543
Investments — affiliated issuers	1,353
Foreign currency translations	(224,982)
Net realized gain	84,949,914
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(58,020,990)
Investments — affiliated issuers	2,108
Foreign currency translations	(670,750)
Foreign capital gains tax	45,997
Net change in unrealized appreciation (depreciation)	(58,643,635)
Net realized and unrealized gain	26,306,279
Net increase in net assets resulting from operations	$35,334,934
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$9,028,655	$47,301,909
Net realized gain	84,949,914	180,811,776
Net change in unrealized appreciation (depreciation)	(58,643,635)	185,171,664
Net increase in net assets resulting from operations	35,334,934	413,285,349
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(177,342,829)	(50,531,449)
Institutional 3 Class	—	(70)
Total distributions to shareholders	(177,342,829)	(50,531,519)
Increase in net assets from capital stock activity	296,024,134	99,757,607
Total increase in net assets	154,016,239	462,511,437
Net assets at beginning of period	2,816,280,118	2,353,768,681
Net assets at end of period	$2,970,296,357	$2,816,280,118

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	38,605,413	476,214,752	53,730,566	649,253,928
Distributions reinvested	15,680,179	177,342,829	4,386,410	50,531,449
Shares redeemed	(29,056,435)	(357,533,447)	(51,538,513)	(600,024,836)
Net increase	25,229,157	296,024,134	6,578,463	99,760,541
Institutional 3 Class
Shares redeemed	—	—	(249)	(2,934)
Net decrease	—	—	(249)	(2,934)

Total net increase	25,229,157	296,024,134	6,578,214	99,757,607
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$13.04	$11.24	$9.36	$12.67	$10.02	$9.06
Income (loss) from investment operations:
Net investment income	0.04 (a)	0.23 (a)	0.22	0.24	0.15	0.11
Net realized and unrealized gain (loss)	0.08	1.83	1.90	(3.17)	2.65	1.10
Total from investment operations	0.12	2.06	2.12	(2.93)	2.80	1.21
Distributions to shareholders
Distributions from net investment income	(0.24)	(0.26)	(0.24)	(0.14)	(0.15)	(0.25)
Distributions from net realized gains	(0.61)	—	—	(0.24)	—	—
Total distributions to shareholders	(0.85)	(0.26)	(0.24)	(0.38)	(0.15)	(0.25)
Net asset value, end of period	$12.31	$13.04	$11.24	$9.36	$12.67	$10.02
Total return	1.53%	18.68%	23.04%	(23.66%)	28.10%	13.34%
Ratios to average net assets
Total gross expenses(b)	0.95%	0.98%	0.99%(c)	0.96%(c)	0.99%(c)	1.00%(c),(d)
Total net expenses(b),(e)	0.95%	0.97%	0.98%(c)	0.96%(c)	0.99%(c)	0.98%(c),(d)
Net investment income	0.67%(a)	1.97%(a)	2.09%	2.20%	1.24%	1.22%
Supplemental data
Net assets, end of period (in thousands)	$2,970,296	$2,816,280	$2,353,766	$2,236,756	$2,531,606	$2,045,267
Portfolio turnover	29%	67%	43%	59%	82%	89%

Notes to Financial Highlights
(a)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 2/28/2025 (Unaudited)
Institutional Class	0.01	0.08
Year Ended 8/31/2024
Institutional Class	0.01	0.08

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited, Causeway Capital Management LLC, and Walter Scott & Partners Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.14
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,580,525,000	514,179,000	(132,404,000)	381,775,000
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $928,622,370 and $784,907,068, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $14,851 for the six months ended February 28, 2025.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Multi-Manager International Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager International Equity Strategies Fund  | 2025

 Approval of Subadvisory Agreement Amendment
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager International Equity Strategies Fund (the Fund).  Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).  In addition, under the subadvisory agreements (the Subadvisory Agreements) between the Investment Manager and each of Arrowstreet Capital, Limited Partnership (Arrowstreet), Baillie Gifford Overseas Limited (Baillie Gifford), Causeway Capital Management LLC (Causeway), Walter Scott & Partners Limited (Walter Scott), and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager (collectively, the Subadvisers), the Subadvisers have been retained to perform portfolio management and related services for the Fund.  Although Threadneedle is not currently providing such services, the Investment Manager may in the future reallocate Fund assets to be managed by Threadneedle.  At their meeting on September 27, 2024, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amendment to the Subadvisory Agreement between the Investment Manager and Baillie Gifford for the purpose of reducing the fees payable thereunder by the Investment Manager to Baillie Gifford.
The Independent Trustees considered how the amendment to the Baillie Gifford Subadvisory Agreement would reduce the subadvisory fee rate paid to Baillie Gifford by the Investment Manager under the current Baillie Gifford Subadvisory Agreement. The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the subadvisory services provided as a result of entering into the amendment, and that the Baillie Gifford Subadvisory Agreement, as amended, was substantially identical to the subadvisory agreement currently in place except for the reduced fee. The Independent Trustees reviewed the performance of the Fund as well as the level of management fees and total expenses paid by the Fund and their comparison to their peers. The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and Baillie Gifford was also not proposed to change.  The Independent Trustees also noted that the Board, as part of the 2025 15(c) process, would review the reasonableness of the Fund’s management fee, including taking into account the reduced subadvisory fee levels.
The Independent Trustees noted the discussion, which is described below, relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the Contracts Committee and Board meetings in June 2024 (the June Meeting) and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered that they should apply these factors in considering the amendment to the Baillie Gifford Subadvisory Agreement. The Independent Trustees also considered that they should take into account the variety of written materials and oral presentations they received at their meetings in September 2024 as well as all of the information previously considered at the June Meeting regarding the proposed 15(c) renewal of the existing Funds’ advisory and subadvisory agreements.
After considering the factors described above relating to the amendment of the Baillie Gifford Subadvisory Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current Baillie Gifford Subadvisory Agreement in June 2024, the Board, including all of the Independent Trustees, approved the proposed amendment to the Baillie Gifford Subadvisory Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work,

Multi-Manager International Equity Strategies Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at the June Meeting, considered the renewal of each of the Advisory Agreements for additional one-year terms (except for the Walter Scott Subadvisory Agreement, which was proposed for initial approval).  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreement and Subadvisory Agreements, except the Walter Scott Subadvisory Agreement (the Renewal Subadvisory Agreements and, together with the Management Agreement, the Renewal Advisory Agreements), which was separately considered for initial approval. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Renewal Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Renewal Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Renewal Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Renewal Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
When considering the approval of the Subadvisory Agreement with Walter Scott, the Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by Walter Scott as a subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of Walter Scott. The Board considered the diligence and selection process undertaken by the Investment Manager to select Walter Scott, including the Investment Manager’s rationale for recommending Walter Scott, and the process for monitoring Walter Scott’s
Multi-Manager International Equity Strategies Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
ongoing performance of services for the Fund. The Board observed that Walter Scott’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined by him to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding Walter Scott’s ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board also considered the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of Walter Scott. The Board also noted the presentation by Walter Scott to the Board’s Investment Review Committee.
The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement. Independent Legal Counsel noted that the proposed Subadvisory Agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board noted the Investment Manager’s representation that Walter Scott has experience subadvising registered mutual funds, including another Fund overseen by the Board.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund supported the approval of the Subadvisory Agreement with Walter Scott.
When considering the renewal of the Renewal Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers whose agreements were up for renewal, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Renewal Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Renewal Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each such Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Renewal Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Renewal Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Renewal Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Renewal Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.

Multi-Manager International Equity Strategies Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Renewal Advisory Agreements supported the continuation of the Management Agreement and each of the Subadvisory Agreements up for renewal.
Investment performance
When considering the approval of the Subadvisory Agreement with Walter Scott, the Board observed Walter Scott’s relevant performance results versus the MSCI EAFE Growth Index and versus peers over various periods, noting outperformance versus the MSCI EAFE Growth Index over the 3- and 5-year periods.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of Walter Scott, in light of other considerations, supported the approval of the Subadvisory Agreement.
When considering each of the Renewal Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of Arrowstreet, Baillie Gifford and Causeway and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Renewal Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate Arrowstreet, Baillie Gifford and Causeway.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Renewal Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each such Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Renewal Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements up for renewal.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
When considering the approval of the Subadvisory Agreement with Walter Scott, the Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to Walter Scott would be paid by the Investment Manager and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for Walter Scott were within a reasonable range of subadvisory fees paid by the Investment Manager to the subadvisers of other Funds with similar strategies. The Trustees observed that management fees, which were not proposed to change, remained within the range of other peers and that the Fund’s expense ratio also remained within the range of other peers.
Additionally, the Board considered the expected decrease in the total profitability of the Investment Manager and its affiliates in connection with the hiring of Walter Scott. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the subadviser thereunder, the Board did not consider the profitability to Walter Scott from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed level of subadvisory fees, anticipated costs of services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement with Walter Scott.
Multi-Manager International Equity Strategies Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
When considering the Renewal Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Renewal Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Renewal Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each of Arrowstreet, Baillie Gifford and Causeway to provide comparable subadvisory services. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreements up for renewal.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Renewal Subadvisory Agreements with each of Arrowstreet, Baillie Gifford and Causeway were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each of Arrowstreet, Baillie Gifford, and Causeway from its relationship with the Fund.
With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements up for renewal.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.
When considering the approval of the Subadvisory Agreement with Walter Scott, the Board also considered the economies of scale that may be realized by the Investment Manager and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board considered, in this regard, the expected decrease in profitability to the Investment Manager from its management agreement with the Fund as a result of the proposed

Multi-Manager International Equity Strategies Fund  | 2025

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
engagement of Walter Scott. The Board took into account, in this regard, the significant oversight services provided by the Investment Manager to the Fund. The Board also observed that fees to be paid under the Subadvisory Agreement would not impact fees paid by the Fund (as subadvisory fees are paid by the Investment Manager and not the Fund). The Board observed that the Fund’s management agreement with the Investment Manager continues to provide for sharing of economies of scale as management fees decline as assets increase at pre-established breakpoints.
When considering the Renewal Advisory Agreements, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Renewal Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the Subadvisory Agreement with Walter Scott and to continue the Management Agreement and the other Subadvisory Agreements on June 27, 2024.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Subadvisory Agreement with Walter Scott appeared fair and reasonable in light of the services proposed to be provided and approved the Subadvisory Agreement. On June 27, 2024 the Board, including all of the Independent Trustees, determined that fees payable under each of the Renewal Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Renewal Advisory Agreements.
Multi-Manager International Equity Strategies Fund  | 2025

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Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR302_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025